Commitments and Contingencies - Estimated Fair Value Contingent Consideration Liability (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Balance as of December 31, 2022	$ 24,935
Change in contingent consideration	(24,026)
Balance as of December 31, 2023	$ 909